Tax Status Of The Plan	12 Months Ended
Dec. 31, 2025
EBP 059
EBP, Tax Status [Line Items]
Tax Status Of The Plan

4.	Tax Status Of The Plan
The Plan received a favorable determination letter from the Internal Revenue Service (IRS) dated May 11, 2017, indicating that the Plan qualifies under the applicable provisions of Section 401 of the Code, and is therefore exempt from federal income taxes. The Plan has been amended since the date of the determination letter. The Plan Administrator believes that the Plan has continued to be designed and operated in compliance with the applicable requirements of the Code.

Accounting principles generally accepted in the United States of America require plan
management to evaluate tax positions taken by the Plan and recognize a tax liability if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS or other applicable taxing authorities. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.